UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported) ______________

Commission File Number of securitizer: ______________

Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:      0001739769

Durham Mortgages B PLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable) :	Not applicable
Central Index Key Number of underwriter (if applicable) :	Not applicable

Steven Penketh, +44 (0) 207 773 0125

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an Independent Accountant’s Report on Applying Asset Agreed Upon Procedures dated July 28, 2021, of Deloitte LLP, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by Deloitte LLP.

EXHIBIT INDEX

Exhibit
Number	Description
Exhibit 99.1	Independent Accountant’s Report on Applying Asset Agreed Upon Procedures, dated July 28, 2021, of Deloitte LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Cornwall Home Loans Ltd (Securitizer)

Dated: August 4, 2021
	By:	/s/ Steven Penketh
		Name:	Steven Penketh
		Title:	Director